Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from operating activities:
Net Income (loss)	$ (875)	$ (183)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	273	198
Amortization of intangible assets	1	2
Interest and amortization of debt discount	143	155
Inventory obsolescence impairment	257	(240)
Income tax expense / (recovery) net of cash paid	320	1
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	(1,252)	(766)
Decrease (increase) in inventories	(2,081)	(1,479)
Decrease (increase) in other current assets and prepaids, net	(52)	(539)
Decrease (increase) in deferred research & development tax credits, net	(488)	(224)
Decrease (increase) in other noncurrent assets, net	(5)	7
Increase (decrease) in accounts payable	2,095	531
Increase (decrease) in income taxes payable	(2)	(3)
Increase (decrease) in other current liabilities	77	(95)
Increase (decrease) in defined benefit pension liability	33	13
Net cash provided by (used in) operating activities	(1,556)	(2,622)
Cash Flows from investing activities:
Sale / (acquisition) of property, plant and equipment	(1,677)	(132)
Net cash provided by (used in) investing activities	(1,677)	(132)
Cash Flows from financing activities:
Proceeds from debt	209	2,562
Increase (decrease) in indebtedness to related parties, noncurrent, net of cash proceeds from debt	658
Net cash provided by (used in) financing activities	867	2,562
Effect of exchange rate changes on cash and cash equivalents	169	130
Cash and cash equivalents
Net increase (decrease) during the period	(2,197)	(62)
Balance, beginning of period	4,057	2,064
Cash and cash equivalents balance, end of period	1,860	2,002
Supplemental cash flow information
Cash paid for incomes taxes
ROU assets obtained from operating lease	$ 65	$ 29